Stock-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation [Text Block]
6. STOCK-BASED COMPENSATION
Our stock-based compensation plans are designed to promote stock ownership in NW Natural by employees and officers. These compensation plans include a Long Term Incentive Plan (LTIP), an ESPP, and a Restated SOP.

Long Term Incentive Plan
The LTIP is intended to provide a flexible, competitive compensation program for eligible officers and key employees. Under the LTIP, shares of common stock are authorized for equity incentive grants in the form of stock, restricted stock, restricted stock units, stock options, or performance shares. An aggregate of 1,100,000 shares were authorized for issuance as of December 31, 2017. Shares awarded under the LTIP may be purchased on the open market or issued as original shares.

Of the 1,100,000 shares of common stock authorized for LTIP awards at December 31, 2017, there were 626,960 shares available for issuance under any type of award. This assumes market, performance, and service-based grants currently outstanding are awarded at the target level. There were no outstanding grants of restricted stock or stock options under the LTIP at December 31, 2017 or 2016. The LTIP stock awards are compensatory awards for which compensation expense is based on the fair value of stock awards, with expense being recognized over the performance and vesting period of the outstanding awards. Forfeitures are recognized as they occur.

Performance Shares
Since the LTIP’s inception in 2001, performance shares, which incorporate market, performance, and service-based factors, have been granted annually with three-year performance periods. The following table summarizes performance share expense information:

Dollars in thousands	Shares(1)	Expense During Award Year(2)	Total Expense for Award
Estimated award:
2015-2017 grant(3)	18,300	$(346)	$1,169
Actual award:
2014-2016 grant	31,388	168	1,685
2013-2015 grant	8,914	312	1,240

(1)
In addition to common stock shares, a participant also receives a dividend equivalent cash payment equal to the number of shares of common stock received on the award payout multiplied by the aggregate cash dividends paid per share during the performance period.

(2)
Amount represents the expense recognized in the third year of the vesting period noted above. For the 2015-2017 grant, we did not meet targets and reversed expense during 2017 that had been previously recognized.

(3)
This represents the estimated number of shares to be awarded as of December 31, 2017 as certain performance share measures had been achieved. Amounts are subject to change with final payout amounts authorized by the Board of Directors in February 2018.

The aggregate number of performance shares granted and outstanding at the target and maximum levels were as follows:

Dollars in thousands	Performance Share Awards Outstanding		2017	Cumulative Expense
Performance Period	Target	Maximum	Expense/(Reversal)	December 31, 2017
2015-17	29,967	59,934	$(346)	$1,169
2016-18	24,826	49,652	337	815
2017-19	32,680	65,360	942	942
Total	87,473	174,946	$933

For the 2015-2017 and 2016-2018 plan years, performance share awards are based on EPS and Return on Invested Capital (ROIC) factors and a total shareholder return (TSR factor) relative to the Dow Jones U.S. Gas Distribution peer group over the three-year performance period. Additionally, these plans are based on performance results achieved relative to specific core and non-core strategies (strategic factor). For the 2017-2019 plan year, performance share awards are based on the achievement of EPS and ROIC factors, which can be modified by a TSR factor relative to the performance of the Russell 2500 Utilities Index over the three-year performance period and a growth modifier based on accumulative EBITA measure.

Compensation expense is recognized in accordance with accounting standards for stock-based compensation and calculated based on performance levels achieved and an estimated fair value using the Monte-Carlo method. The weighted-average grant date fair value of nonvested shares at December 31, 2017 and 2016 was $56.40 and $50.83 per share, respectively. The weighted-average grant date fair value of shares granted during the year was $57.05 per share and for shares vested during the year was $52.02 per share. As of December 31, 2017, there was $2.8 million of unrecognized compensation expense related to the nonvested portion of performance awards expected to be recognized through 2019.

Restricted Stock Units
In 2012, we began granting RSUs under the LTIP instead of stock options under the Restated SOP. Generally, the RSUs awarded are forfeitable and include a performance-based threshold as well as a vesting period of four years from the grant date. Upon vesting, the RSU holder is issued one share of common stock plus a cash payment equal to the total amount of dividends paid per share between the grant date and vesting date of that portion of the RSU. The fair value of an RSU is equal to the closing market price of the Company's common stock on the grant date. During 2017, total RSU expense was $1.6 million compared to $1.5 million in 2016 and $1.3 million in 2015. As of December 31, 2017, there was $3.1 million of unrecognized compensation cost from grants of RSUs, which is expected to be recognized over a period extending through 2022.

Information regarding the RSU activity is summarized as follows:

	Number of RSUs	Weighted - Average Price Per RSU
Nonvested, December 31, 2014	70,794	$44.00
Granted	37,264	46.29
Vested	(19,003)	44.81
Forfeited	(468)	44.99
Nonvested, December 31, 2015	88,587	44.78
Granted	40,271	54.36
Vested	(29,488)	45.56
Forfeited	(9,397)	44.59
Nonvested, December 31, 2016	89,973	48.85
Granted	32,168	60.51
Vested	(35,341)	47.07
Forfeited	(2,278)	53.78
Nonvested, December 31, 2017	84,522	53.90

Restated Stock Option Plan
The Restated SOP was terminated for new option grants in 2012; however, options granted before the plan terminated will remain outstanding until the earlier of their expiration, forfeiture, or exercise. Any new grants of stock options would be made under the LTIP, however, no option grants have been awarded since 2012 and all stock options were vested as of December 31, 2015.

Options under the Restated SOP were granted to officers and key employees designated by a committee of our Board of Directors. All options were granted at an option price equal to the closing market price on the date of grant and may be exercised for a period of up to 10 years and seven days from the date of grant. Option holders may exchange shares they have owned for at least six months, valued at the current market price, to purchase shares at the option price.

Information regarding the Restated SOP activity is summarized as follows:

	Option Shares	Weighted - Average Price Per Share	Intrinsic Value (In millions)
Balance outstanding, December 31, 2014	416,088	$43.40	$2.7
Exercised	(62,900)	39.96	0.5
Forfeited	(500)	45.74	n/a
Balance outstanding, December 31, 2015	352,688	44.00	2.3
Exercised	(172,525)	43.61	2.0
Forfeited	—	n/a	n/a
Balance outstanding, December 31, 2016	180,163	44.38	2.8
Exercised	(88,275)	44.33	1.8
Forfeited	(200)	41.15	n/a
Balance outstanding and exercisable, December 31, 2017	91,688	44.43	1.4

During 2017, cash of $3.9 million was received for stock options exercised and $0.5 million related tax expense was recognized. The weighted-average remaining life of options exercisable and outstanding at December 31, 2017 was 2.47 years.

Employee Stock Purchase Plan
The ESPP allows employees to purchase common stock at 85% of the closing price on the trading day immediately preceding the initial offering date, which is set annually. Each eligible employee may purchase up to $21,199 worth of stock through payroll deductions over a period defined by the Board of Directors, which is currently a 12-month period, with shares issued at the end of the 12-month subscription period.

Stock-Based Compensation Expense
Stock-based compensation expense is recognized as operations and maintenance expense or is capitalized as part of construction overhead. The following table summarizes the financial statement impact of stock-based compensation under our LTIP, Restated SOP and ESPP:

In thousands	2017	2016	2015
Operations and maintenance expense, for stock-based compensation	$2,354	$2,370	$2,673
Income tax benefit	(930)	(924)	(1,012)
Net stock-based compensation effect on net income (loss)	$1,424	$1,446	$1,661
Amounts capitalized for stock-based compensation	$528	$554	$661